SHARE-BASED COMPENSATION (Summary of Restricted Shares Activities) (Details) (Restricted Shares [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Shares [Member]
Number of Shares
Unvested, beginning balance (in shares)	75,739,570	45,033,526	1,075,000
Granted (in shares)	10,568,399	52,643,485	47,973,506
Forfeited (in shares)	(12,599,317)	(3,899,858)	(1,021,995)
Vested (in shares)	(29,698,444)	(18,037,583)	(2,992,985)
Unvested, ending balance (in shares)	44,010,208	75,739,570	45,033,526
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in US dollars per share)	$ 2.5937	$ 1.2653	$ 1.6800
Granted (in US dollars per share)	$ 1.8971	$ 3.2537	$ 1.2379
Forfeited (in US dollars per share)	$ 1.9485	$ 1.4428	$ 1.4936
Vested (in US dollars per share)	$ 3.0103	$ 1.4524	$ 0.8971
Unvested, ending balance (in US dollars per share)	$ 2.3300	$ 2.5937	$ 1.2653
Total fair value of vested restricted shares	$ 270,601	$ 39,517	$ 4,010
Share-based compensation expense	80,041	46,868	16,277
Unrecognized compensation expense	$ 48,798
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 2 months 12 days